Submission	Apr. 10, 2025
Submission [Line Items]
Central Index Key	0001918712
Registrant Name	ARES STRATEGIC INCOME FUND
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES